Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Portfolio Series
Entity Central Index Key	0001537151
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
American Funds® Global Growth Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class A
Trading Symbol	PGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class C
Trading Symbol	GGPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings b y fu nd type (percent o f n et assets) *Less than 1%.
American Funds® Global Growth Portfolio - CLASS T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class T
Trading Symbol	TPGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six
months
?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-1
Trading Symbol	PGGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-2
Trading Symbol	PGWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-3
Trading Symbol	PGXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-A
Trading Symbol	CPGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-C
Trading Symbol	CPGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 59	1.14% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fu nd type (percent o f net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-E
Trading Symbol	CGGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio h olding s by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-T
Trading Symbol	TGPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-3
Trading Symbol	FGPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEA. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last six
months
?
(
based
on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.25% *
*Annualized.
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEF2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.06% *
*Annualized.
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-1
Trading Symbol	RGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.07% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-2
Trading Symbol	RGGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-2E
Trading Symbol	REBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-3
Trading Symbol	RGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-4
Trading Symbol	RGGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-5E
Trading Symbol	RGTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-5
Trading Symbol	RGGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-6
Trading Symbol	RGGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 7,729,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class A
Trading Symbol	GWPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class C
Trading Symbol	GWPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.09% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class T
Trading Symbol	TGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-1
Trading Symbol	GWPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-2
Trading Symbol	GWPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on
a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.11% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-3
Trading Symbol	GWPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-A
Trading Symbol	CGPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-C
Trading Symbol	CGPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.14% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-E
Trading Symbol	CGPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-T
Trading Symbol	TPGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.14% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.19% *
*Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEA. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEF2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-1
Trading Symbol	RGWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-2
Trading Symbol	RGWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-2E
Trading Symbol	RBGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-3
Trading Symbol	RGPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last
six
months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-4
Trading Symbol	RGWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-5E
Trading Symbol	RGSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-5
Trading Symbol	RGWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-6
Trading Symbol	RGWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 26,549,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class A
Trading Symbol	GAIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last
six
months?
(
based
on
a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class C
Trading Symbol	GAITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TGXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	GAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	GAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on
a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	GAIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CGNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CGNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CGNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TGGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 6	0.11% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.11% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEA. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEF2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RGNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RGNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.09% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RBEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RAICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RGNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RGNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund typ e (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RGNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 22,968,000,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class A
Trading Symbol	BLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class C
Trading Symbol	BLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.05% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TBBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	BLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	BLPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	BLPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CBAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CBPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CBAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.59% *
*Annualized.
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TBPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literatureYou can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 5	0.10% *
*Annualized.
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CBAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 8	0.16% *
*Annualized.
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FBBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 5	0.10% *
*Annualized.
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CBAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEA. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.25% *
*Annualized.
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CBBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEF2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.03% *
*Annualized.
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RBAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.09% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RBABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.09% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RBBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RBAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RBAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RBAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 16,855,000,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class A
Trading Symbol	INPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class C
Trading Symbol	INPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.05% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TTPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *

*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	INPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on
a
hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	INPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	INPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CIPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TPTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 6	0.11% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CIPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings b y fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FTPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings b y fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CIPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEA. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CIQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEF2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RNCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.08% *
*Annualized.
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RINBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.09% *
*Annualized.
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RNBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RNCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RINEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9	0.17% *
*Annualized.
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RINGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 9,611,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class A
Trading Symbol	TAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 6,492,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class C
Trading Symbol	TAICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.04% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 6,492,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 6,492,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	TAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 6,492,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings b y fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	TXIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What
were
the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 7	0.13% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 6,492,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	TYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 6,492,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class A
Trading Symbol	PPVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 19	0.39% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class C
Trading Symbol	PPVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.09% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class T
Trading Symbol	TPPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-1
Trading Symbol	PPVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-2
Trading Symbol	PPEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.11% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-3
Trading Symbol	PPFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-A
Trading Symbol	CPPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-C
Trading Symbol	CPPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 57	1.14% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-E
Trading Symbol	CPPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.60% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-T
Trading Symbol	TPAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.15% *
*Annualized.
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-1
Trading Symbol	CPPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.22% *
*Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-2
Trading Symbol	FPPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-3
Trading Symbol	FFPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class ABLE-A
Trading Symbol	CPPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEA. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.25% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CPQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-ABLEF2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.05% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-1
Trading Symbol	RPPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 54	1.09% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-2
Trading Symbol	RPPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 52	1.05% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-2E
Trading Symbol	RPBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-3
Trading Symbol	RPPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 31	0.63% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-4
Trading Symbol	RPPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.37% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-5E
Trading Symbol	RGMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-5
Trading Symbol	RPPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-6
Trading Symbol	RPPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 1,876,000,000
Holdings Count | Holding	2
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Exempt Preservation Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class A
Trading Symbol	TEPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.35% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 396,000,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class C
Trading Symbol	TEPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.05% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 396,000,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class T
Trading Symbol	TTEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 396,000,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-1
Trading Symbol	TEPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.39% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 396,000,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-2
Trading Symbol	TXEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 396,000,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-3
Trading Symbol	TYEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.

Expenses Paid, Amount	$ 0	[2]
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 396,000,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)

[1]	Annualized.
[2]	Amount less than $1.